Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	Carrying Values	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,636,380
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	195,549	1,920,844

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of December 31,
	2012	2011	2010

Stock options	6,432,127	3,679,977	3,762,477
Warrants	8,763,836	1,922,944	435,986
Shares under convertible note agreements	4,454,362	1,046,263	997,678
	19,650,325	6,649,184	5,196,141